Property and Equipment (Details Narrative) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 20, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 237	$ 119	$ 185	$ 78
Property plant and equipment gross				6,000	2,265
Payments to acquire property plant and equipment		$ 1,109	$ 3,210	3,739	360
Purchase price for the assets	$ 2,800
Purchase price for the assets	2,700
Asset Acquisition, Consideration Transferred, Contingent Consideration	$ 100
S I N T X Armor [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment				2,700
Manufacturing Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				$ 4,286	$ 558